SHARE CAPITAL AND RESERVES (Tables)	12 Months Ended
Nov. 30, 2021
Schedule of authorized to issue of preferred shares

Preferred shares without par value	9,999,900
Series “A” preferred shares	1,000,000
Series “B” preferred shares	100
Series “C” preferred shares	1,000,000
Series “D” preferred shares	4,000,000
Series “E” preferred shares	4,000,000

20,000,000

Schedule of Profit Loss per share

	Year ended November 30,
	2021	2020	2019
	$	$	$
Basic and diluted loss per share attributable to the Company from continuing operations	(0.94)	(0.51)	(1.33)
Basic and diluted loss per share attributable to the Company	(0.94)	(0.60)	(1.34)
Basic and diluted loss per share attributable to the non-controlling interest	—	(0.18)	(0.01)
Weighted average number of common shares outstanding	13,629,121	7,845,300	4,255,297

Schedule of weighted average assumptions by Black-Scholes option-pricing model

	2021	2020	2019
Risk-free interest rate	0.41%	0.47%	1.82%
Dividend yield	nil	Nil	nil
Expected life	5.0 years	5.0 years	5.0 years
Volatility	105%	103%	92%
Weighted average fair value per option	$1.18	$1.37	$1.87

Schedule of stock option transactions

	Number of Stock Options	Weighted Average Exercise Price	Weighted Average Share Price on Exercise
		$	$
Balance, November 30, 2019	461,500	$2.55	—
Granted	550,000	$2.55	—
Exercised	(53,505)	$2.55	—
Balance, November 30, 2020	957,995	$2.55	—
Granted	1,072,450	$1.90	—
Exercised	(10,000)	$1.90	$2.00
Cancelled	(265,000)	$1.90	—
Balance, November 30, 2021	1,755,445	$1.90	—

Schedule of summary of the share options outstanding and exercisable

Number Outstanding	Number Exercisable	Exercise Price	Expiry Date
		$
50,000	50,000	$1.90	May 14, 2022
257,995	257,995	$1.90	February 28, 2024
25,000	25,000	$1.90	January 8, 2025
25,000	25,000	$1.90	February 13, 2025
25,000	25,000	$1.90	March 10, 2025
25,000	25,000	$1.90	April 13, 2025
275,000	275,000	$1.90	July 23, 2025
750,715	107,245	$1.90	January 1, 2026
321,735	214,490	$1.90	January 14, 2026
1,755,445	1,004,730

Schedule of weighted average assumptions used in the Black-Scholes option-pricing model for the valuation of the agents' warrants granted

	2021	2020	2019
Risk-free interest rate	-	0.48%	-
Dividend yield	-	nil	-
Expected life	-	5.0 years	-
Volatility	-	103%	-
Weighted average fair value per warrant	-	$1.19	-

Schedule of agents' warrant transactions

	Number of Agents’ Warrants	Weighted Average Exercise Price
		$
Balance, November 30, 2019	8,000	$4.00
Issued	213,333	$1.88
Cancelled	(8,000)	$4.00
Balance, November 30, 2020	213,333	$1.88
Exercised	(186,666)	$1.88
Balance, November 30, 2021	26,667	$1.88

Schedule of agents' warrants outstanding and exercisable

Number Outstanding	Exercise Price	Expiry Date
	$
26,667	$1.88	June 4, 2025
26,667

Schedule of share purchase warrant transactions

	Number of Share Purchase Warrants	Weighted Average Exercise Price
		$
Balance, November 30, 2019	1,984,474	$1.81
Issued	2,482,601	$1.68
Exercised	(1,433,366)	$1.39
Balance, November 30, 2020	3,033,709	$1.66
Issued	270,000	$1.75
Exercised	(1,408,501)	$1.84
Expired	(1,516,000)	$1.46
Balance, November 30, 2021	379,208	$1.84

Schedule of share purchase warrants outstanding and exercisable for warrants

Number Outstanding	Exercise Price	Expiry Date
	$
24,208	$1.20	April 6, 2022
355,000	$1.88	June 9, 2025
379,208

Schedule of Restricted share units

Number of RSUs

Balance, November 30, 2019	-
Granted	1,000,001
Vested	(250,001)
Balance, November 30, 2020	750,000
Vested	(487,502)
Cancelled	(98,541)
Balance, November 30, 2021	163,957

Schedule of weighted average assumptions by Black-Scholes option-pricing model for the valuation of the derivative liability

	2021	2020	2019
Risk-free interest rate	-	-	1.70%
Dividend yield	-	-	Nil
Expected life	-	-	0.75 year
Volatility	-	-	106%
Probability of exercise	-	-	75%